Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Consolidated net income (loss)	[1]	$ (289.4)	$ 7.6	$ (23.7)
Other comprehensive income (loss)
Actuarial gains and losses	[1]	(3.8)	(23.0)	5.5
Tax effect	[1]	1.1	6.8	(1.5)
Items not potentially reclassifiable to statement of income	[1]	(2.8)	(16.1)	4.0
Currency translation adjustment	[1]	114.9	(20.6)	(104.3)
Hedge reserve	[1]	(13.4)	(2.7)	8.0
Other	[1]	1.5	(0.5)	(0.9)
Items potentially reclassifiable to statement of income (loss), net of tax	[1]	103.0	(23.9)	(97.2)
Total other comprehensive income (loss), net amount	[1]	100.2	(40.0)	(93.2)
Comprehensive loss	[1]	$ (189.2)	$ (32.4)	$ (116.9)

[1]	The notes are an integral part of these consolidated financial statements.